Loans and financings - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and financings
Current	$ 146,002	$ 33,149
Non-current	1,878,312	1,475,408
Total borrowings	2,024,314	1,508,557	$ 1,424,867
Current portion of long term loans and financing (principal)	61,279
Interest on loans and financing	36,652
Fixed rate
Loans and financings
Current	31,300
Non-current	1,424,790
Total borrowings	1,456,090	1,044,564
LIBOR
Loans and financings
Current	48,120
Non-current	182,454
Total borrowings	230,574	345,601
TJLP
Loans and financings
Current	2,270
Non-current	15,692
Total borrowings	17,962	18,333
CDI
Loans and financings
Current	55,899
Non-current	100,784
Total borrowings	156,683	20,265
Eurobonds - USD
Loans and financings
Current	22,846
Non-current	1,316,126
Total borrowings	$ 1,338,972	1,043,748
Eurobonds - USD | Fixed rate
Loans and financings
Interest rate	5.73%
Export credit notes
Loans and financings
Current	$ 50,934
Non-current	183,287
Total borrowings	$ 234,221	97,378
Export credit notes | LIBOR
Loans and financings
Adjustment to interest rate	1.54%
Export credit notes | CDI
Loans and financings
Percentage of reference rate	111.55%
Term loans
Loans and financings
Current	$ 47,415
Non-current	166,320
Total borrowings	$ 213,735	197,926
Term loans | Fixed rate
Loans and financings
Interest rate	8.49%
Term loans | LIBOR
Loans and financings
Adjustment to interest rate	1.27%
BNDES
Loans and financings
Current	$ 9,629
Non-current	170,199
Total borrowings	$ 179,828	95,295
BNDES | TJLP
Loans and financings
Adjustment to interest rate	2.82%
BNDES | SELIC
Loans and financings
Adjustment to interest rate	3.10%
BNDES | TLP - IPCA
Loans and financings
Adjustment to interest rate	5.43%
Debentures
Loans and financings
Current	$ 5,224
Non-current	5,164
Total borrowings	$ 10,388	20,265
Debentures | CDI
Loans and financings
Percentage of reference rate	107.50%
Other
Loans and financings
Current	$ 9,954
Non-current	37,216
Total borrowings	$ 47,170	$ 53,945